Right-of-use assets - Carrying amounts of right-of-use assets and movements during the period (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Leases
Beginning balance	€ 22,120	€ 24,932
Additions	1,452	2,840
Reclass to property, plant & equipment	(672)	(1,992)
Depreciation expenses	(3,996)	(3,660)	$ (1,807)
Ending balance	18,904	22,120
Buildings
Leases
Beginning balance	12,005	13,126
Depreciation expenses	(1,121)	(1,121)
Ending balance	10,884	12,005
Offices
Leases
Beginning balance	4,176	4,407
Additions	133	426
Depreciation expenses	(970)	(657)
Ending balance	3,339	4,176
Plant and equipment
Leases
Beginning balance	4,587	6,989
Additions	1,121	1,265
Reclass to property, plant & equipment	(672)	(1,992)
Depreciation expenses	(1,745)	(1,675)
Ending balance	3,291	4,587
Other equipment
Leases
Beginning balance	1,315	390
Additions	179	1,112
Depreciation expenses	(138)	(187)
Ending balance	1,356	1,315
Motor vehicles
Leases
Beginning balance	37	20
Additions	19	37
Depreciation expenses	(22)	(20)
Ending balance	€ 34	€ 37